Pensions and Other Benefits - Information About DB Pension Plans and Other Benefits (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of fund assets at January 1	10,722
Employer contributions	88	105	107
Fair value of fund assets at December 31	11,376	10,722
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	9,921	10,647
Current service cost	106	135	131
Interest cost	477	445	452
Employee contributions	51	50
Benefits paid	(579)	(602)
Foreign currency changes	15	13
Plan amendments and other		(135)
Actuarial loss (gain)	1,369	(632)
Projected benefit obligation at December 31	11,360	9,921	10,647
Fair value of fund assets at January 1	10,722	9,763
Actual return on fund assets	1,088	1,404
Employer contributions	80	98
Employee contributions	51	50
Benefits paid	(579)	(602)
Foreign currency changes	14	9
Fair value of fund assets at December 31	11,376	10,722	9,763
Funded status - plan surplus (deficit)	16	801
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	483	535
Current service cost	14	16	19
Interest cost	23	21	24
Benefits paid	(27)	(33)
Foreign currency changes	2	2
Actuarial loss (gain)	22	(58)
Projected benefit obligation at December 31	517	483	535
Fair value of fund assets at January 1	8	9
Employer contributions	26	32
Benefits paid	(27)	(33)
Fair value of fund assets at December 31	7	8	9
Funded status - plan surplus (deficit)	(510)	(475)